Average Annual Total Returns			12 Months Ended	25 Months Ended	60 Months Ended	77 Months Ended	90 Months Ended	105 Months Ended	118 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
WisdomTree U.S. Total Dividend Fund | Wisdom Tree U S Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			19.17%		10.67%					10.56%
WisdomTree U.S. Total Dividend Fund | Russell 3000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.98%		8.60%					8.40%
WisdomTree U.S. Total Dividend Fund | MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%					12.66%
WisdomTree U.S. Total Dividend Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%					12.55%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			18.75%		10.30%					10.22%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.15%		9.63%					9.53%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.50%		8.04%					8.22%
WisdomTree U.S. High Dividend Fund | Wisdom Tree U S High Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			18.54%		8.55%					8.61%
WisdomTree U.S. High Dividend Fund | Russell 1000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			14.37%		8.68%					8.49%
WisdomTree U.S. High Dividend Fund | MSCI USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.08%		14.60%					13.07%
WisdomTree U.S. High Dividend Fund | Russell 1000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.51%		14.28%					12.87%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			17.98%		8.08%					8.17%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.91%		7.08%					7.21%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.32%		6.19%					6.40%
WisdomTree U.S. AI Enhanced Value Fund | Russell 1000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.37%		8.68%					8.49%
WisdomTree U.S. AI Enhanced Value Fund | MSCI USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.08%		14.60%					13.07%
WisdomTree U.S. AI Enhanced Value Fund | Russell 1000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		24.51%		14.28%					12.87%
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.55%		5.70%					6.60%
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.97%		5.02%					5.82%
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.42%		4.34%					5.13%
WisdomTree U.S. LargeCap Dividend Fund | Russell 1000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			14.37%		8.68%					8.49%
WisdomTree U.S. LargeCap Dividend Fund | Wisdom Tree U S Large Cap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			19.94%		11.01%					10.85%
WisdomTree U.S. LargeCap Dividend Fund | S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%					13.10%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			19.55%		10.67%					10.52%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.96%		10.02%					9.84%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.96%		8.35%					8.48%
WisdomTree U.S. MidCap Dividend Fund | MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%					12.66%
WisdomTree U.S. MidCap Dividend Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%					12.55%
WisdomTree U.S. MidCap Dividend Fund | Wisdom Tree U S Mid Cap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			14.55%		9.23%					9.39%
WisdomTree U.S. MidCap Dividend Fund | Russell Midcap Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.07%		8.59%					8.10%
WisdomTree U.S. MidCap Dividend Fund | S And P Mid Cap 400 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.93%		10.34%					9.68%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			14.12%		8.82%					8.98%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.48%		8.13%					8.27%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.77%		6.82%					7.13%
WisdomTree U.S. SmallCap Dividend Fund | MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%					12.66%
WisdomTree U.S. SmallCap Dividend Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%					12.55%
WisdomTree U.S. SmallCap Dividend Fund | Wisdom Tree U S Small Cap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.20%		7.07%					7.25%
WisdomTree U.S. SmallCap Dividend Fund | Russell 2000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.05%		7.29%					7.14%
WisdomTree U.S. SmallCap Dividend Fund | Russell 2000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.54%		7.40%					7.82%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			9.79%		6.63%					6.89%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.04%		5.91%					6.09%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.29%		5.08%					5.33%
WisdomTree U.S. Value Fund | Russell 1000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		14.37%		8.68%					8.49%
WisdomTree U.S. Value Fund | MSCI USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.08%		14.60%					13.07%
WisdomTree U.S. Value Fund | Russell 1000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		24.51%		14.28%					12.87%
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.90%		13.99%					11.78%
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.42%		13.50%					11.33%
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		14.45%		11.12%					9.67%
WisdomTree U.S. Quality Growth Fund | S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	22.60%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | Wisdom Tree U S Quality Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			35.18%	39.40%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | Russell 1000 Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			33.36%	33.00%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			34.81%	39.11%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			34.77%	39.07%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.64%	30.91%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Dividend Growth Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%					12.55%
WisdomTree U.S. Quality Dividend Growth Fund | S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%					13.10%
WisdomTree U.S. Quality Dividend Growth Fund | Wisdom Tree U S Quality Dividend Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.38%		13.32%					12.72%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			16.97%		12.98%					12.38%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.54%		12.46%					11.83%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.35%		10.29%					10.16%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%					12.66%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%					12.55%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Russell 2000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.54%		7.40%					7.82%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Wisdom Tree U S Small Cap Quality Dividend Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.72%		9.39%					8.69%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			10.30%		8.98%					8.35%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.72%		8.33%					7.71%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.48%		6.98%					6.63%
WisdomTree U.S. LargeCap Fund | S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%					13.10%
WisdomTree U.S. LargeCap Fund | Wisdom Tree U S Large Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.15%		12.90%					12.10%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			23.98%		12.81%					11.91%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.52%		12.32%					11.41%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.49%		10.14%					9.76%
WisdomTree U.S. MidCap Fund | MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%					12.66%
WisdomTree U.S. MidCap Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%					12.55%
WisdomTree U.S. MidCap Fund | Russell Midcap Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.07%		8.59%					8.10%
WisdomTree U.S. MidCap Fund | S And P Mid Cap 400 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.93%		10.34%					9.68%
WisdomTree U.S. MidCap Fund | Wisdom Tree U S Mid Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.73%		10.22%					9.24%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			10.33%		9.83%					8.86%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.00%		9.44%					8.48%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.33%		7.72%					7.15%
WisdomTree U.S. SmallCap Fund | MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%					12.66%
WisdomTree U.S. SmallCap Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%					12.55%
WisdomTree U.S. SmallCap Fund | Russell 2000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.05%		7.29%					7.14%
WisdomTree U.S. SmallCap Fund | Russell 2000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.54%		7.40%					7.82%
WisdomTree U.S. SmallCap Fund | Wisdom Tree U S Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.21%		8.91%					8.73%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			9.89%		8.54%					8.44%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.51%		8.16%					8.06%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.09%		6.67%					6.79%
WisdomTree U.S. Multifactor Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%		13.83%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | S And P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%		14.49%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | Wisdom Tree U S Multifactor Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			20.03%		11.06%		11.52%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | S And P 500 Equal Weight Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.01%		10.76%		11.04%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			19.65%		10.91%		11.38%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.29%		10.51%		10.99%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.87%		8.60%		9.19%
Performance Inception Date		Jun. 29, 2017
WisdomTree International Equity Fund | Wisdom Tree International Equity Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.60%		3.84%					4.55%
WisdomTree International Equity Fund | Msci Eafe Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.68%		5.09%					4.31%
WisdomTree International Equity Fund | Msci Eafe Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.82%		4.73%					5.20%
WisdomTree International Equity Fund | WisdomTree International Equity Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			4.56%		3.71%					4.33%
WisdomTree International Equity Fund | WisdomTree International Equity Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.70%		2.83%					3.47%
WisdomTree International Equity Fund | WisdomTree International Equity Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.43%		2.83%					3.32%
WisdomTree International High Dividend Fund | Msci Eafe Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.68%		5.09%					4.31%
WisdomTree International High Dividend Fund | Msci Eafe Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.82%		4.73%					5.20%
WisdomTree International High Dividend Fund | Wisdom Tree International High Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.41%		3.37%					3.74%
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			2.03%		3.04%					3.47%
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.78%		1.79%					2.33%
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.12%		2.22%					2.56%
WisdomTree International LargeCap Dividend Fund | Msci Eafe Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.68%		5.09%					4.31%
WisdomTree International LargeCap Dividend Fund | Msci Eafe Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.82%		4.73%					5.20%
WisdomTree International LargeCap Dividend Fund | Wisdom Tree International Large Cap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.21%		4.35%					4.44%
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			4.04%		4.17%					4.24%
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.18%		3.30%					3.38%
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.09%		3.20%					3.25%
WisdomTree International MidCap Dividend Fund | Msci Eafe Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.82%		4.73%					5.20%
WisdomTree International MidCap Dividend Fund | Wisdom Tree International Mid Cap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.16%		2.57%					4.68%
WisdomTree International MidCap Dividend Fund | Msci Eafe Mid Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.03%		2.66%					4.85%
WisdomTree International MidCap Dividend Fund | Msci Eafe Mid Cap Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.76%		2.33%					4.35%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			3.77%		2.21%					4.29%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.92%		1.26%					3.47%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.85%		1.59%					3.30%
WisdomTree International SmallCap Dividend Fund | Msci Eafe Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.82%		4.73%					5.20%
WisdomTree International SmallCap Dividend Fund | Wisdom Tree International Small Cap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.67%		2.26%					5.55%
WisdomTree International SmallCap Dividend Fund | Msci Eafe Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.82%		2.30%					5.52%
WisdomTree International SmallCap Dividend Fund | Msci Eafe Small Cap Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.68%		2.80%					5.25%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			3.24%		1.66%					4.91%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.33%		0.78%					4.14%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.85%		1.28%					3.92%
WisdomTree International AI Enhanced Value Fund | Msci Eafe Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.68%		5.09%					4.31%
WisdomTree International AI Enhanced Value Fund | Msci Eafe Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		3.82%		4.73%					5.20%
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		2.11%		3.25%					3.47%
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		0.85%		1.98%					2.35%
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.96%		2.29%					2.53%
WisdomTree International Quality Dividend Growth Fund | Msci Eafe Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.82%		4.73%			6.76%
Performance Inception Date		Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | Wisdom Tree International Quality Dividend Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			(2.14%)		4.64%			6.62%
Performance Inception Date		Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			(2.70%)		4.24%			6.23%
Performance Inception Date		Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.18%)		3.71%			5.78%
Performance Inception Date		Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.09%)		3.38%			5.05%
Performance Inception Date		Apr. 07, 2016
WisdomTree International Multifactor Fund | Msci Eafe Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.82%		4.73%	4.99%
Performance Inception Date		Aug. 10, 2018
WisdomTree International Multifactor Fund | Msci Eafe Local Currency Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.28%		7.55%	7.14%
Performance Inception Date		Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			10.82%		4.58%	4.72%
Performance Inception Date		Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.91%		3.82%	4.01%
Performance Inception Date		Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.04%		3.53%	3.69%
Performance Inception Date		Aug. 10, 2018
WisdomTree Europe SmallCap Dividend Fund | Wisdom Tree Europe Small Cap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			(0.09%)		1.83%					5.19%
WisdomTree Europe SmallCap Dividend Fund | Msci Europe Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			(0.96%)		1.98%					5.31%
WisdomTree Europe SmallCap Dividend Fund | Msci Europe Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.79%		4.90%					4.98%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			(0.32%)		1.52%					4.83%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.31%)		0.51%					3.98%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.75%		1.13%					3.85%
WisdomTree Japan SmallCap Dividend Fund | Wisdom Tree Japan Small Cap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.36%		3.13%					7.14%
WisdomTree Japan SmallCap Dividend Fund | Msci Japan Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.37%		1.59%					5.86%
WisdomTree Japan SmallCap Dividend Fund | Msci Japan Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.31%		4.81%					6.25%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			3.24%		2.87%					6.68%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.81%		2.41%					6.29%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.50%		2.30%					5.48%
WisdomTree Japan Hedged Equity Fund | Wisdom Tree Japan Hedged Equity Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			30.73%		19.62%					12.44%
WisdomTree Japan Hedged Equity Fund | Msci Japan Local Currency Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			20.74%		12.84%					9.16%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			30.17%		19.06%					11.79%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			29.03%		18.29%					11.10%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.51%		15.39%					9.63%
WisdomTree Europe Hedged Equity Fund | Wisdom Tree Europe Hedged Equity Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.94%		7.90%					8.48%
WisdomTree Europe Hedged Equity Fund | Msci Emu Local Currency Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			9.45%		6.59%					6.87%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			5.65%		7.55%					8.10%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.78%		6.85%					7.26%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.84%		5.86%					6.37%
WisdomTree International Hedged Quality Dividend Growth Fund | Msci Eafe Local Currency Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.28%		7.55%					7.14%
WisdomTree International Hedged Quality Dividend Growth Fund | Wisdom Tree International Hedged Quality Dividend Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.01%		8.99%					9.97%
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			6.42%		8.39%					9.31%
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.85%		7.32%					8.60%
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.26%		6.50%					7.57%
WisdomTree Japan Opportunities Fund | Msci Japan Local Currency Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		20.74%		12.84%					9.16%
WisdomTree Japan Opportunities Fund | Wisdom Tree Japan Opportunities Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]		21.12%		14.09%					12.16%
WisdomTree Japan Opportunities Fund | Msci Japan Small Cap Local Currency Msci Japan Local Currency Spliced Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6]		16.35%		9.37%					8.76%
WisdomTree Japan Opportunities Fund | Msci Japan Value Usd Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.76%		7.01%					6.88%
WisdomTree Japan Opportunities Fund | Msci Japan Usd Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.31%		4.81%					6.25%
WisdomTree Japan Opportunities Fund | WisdomTree Japan Opportunities Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			20.68%		13.48%					11.50%
WisdomTree Japan Opportunities Fund | WisdomTree Japan Opportunities Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.37%		12.69%					10.87%
WisdomTree Japan Opportunities Fund | WisdomTree Japan Opportunities Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.85%		10.66%					9.42%
WisdomTree European Opportunities Fund | Msci Emu Local Currency Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]		9.45%		6.59%				5.51%
Performance Inception Date	[7],[8]	Mar. 04, 2015
WisdomTree European Opportunities Fund | Wisdom Tree Europe Hedged Small Cap Equity Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[7]		10.66%		7.22%				8.14%
Performance Inception Date	[7]	Mar. 04, 2015
WisdomTree European Opportunities Fund | Msci Emu Small Cap Local Currency Msci Europe Value Spliced Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[7],[9]		0.45%		4.30%				6.11%
Performance Inception Date	[7],[9]	Mar. 04, 2015
WisdomTree European Opportunities Fund | Msci Europe U S D Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[7]		1.79%		4.90%				4.60%
Performance Inception Date	[7]	Mar. 04, 2015
WisdomTree European Opportunities Fund | WisdomTree European Opportunities Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[7]		10.74%		7.05%				8.04%
Performance Inception Date	[7]	Mar. 04, 2015
WisdomTree European Opportunities Fund | WisdomTree European Opportunities Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		9.73%		6.27%				7.37%
Performance Inception Date	[7]	Mar. 04, 2015
WisdomTree European Opportunities Fund | WisdomTree European Opportunities Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]		7.10%		5.56%				6.53%
WisdomTree Global High Dividend Fund | Wisdom Tree Global High Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.45%		5.53%					5.61%
WisdomTree Global High Dividend Fund | Msci Ac World Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.49%		10.06%					9.23%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			11.27%		5.78%					5.80%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.09%		4.65%					4.74%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.27%		4.26%					4.36%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Wisdom Tree Global Ex U S Quality Dividend Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			0.12%		5.10%					6.91%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | M S C I A C World Ex U S A Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.07%		3.44%					5.35%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | M S C I A C World Ex U S A Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.53%		4.10%					4.80%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | WisdomTree Global ex-U.S. Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			(0.19%)		4.59%					6.29%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | WisdomTree Global ex-U.S. Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.63%)		4.15%					5.85%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | WisdomTree Global ex-U.S. Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.35%		3.70%					5.11%
WisdomTree New Economy Real Estate Fund | M S C I A C World Ex U S A Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[10]		5.53%		4.10%					4.80%
WisdomTree New Economy Real Estate Fund | Wisdomtree International Real Estate Global Ex U S Real Estate Centersquare New Economy Real Estate Spliced Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[10],[11]		(3.51%)		(8.36%)					(0.37%)
WisdomTree New Economy Real Estate Fund | Dow Jones Global Ex U S Select Real Estate Securities M S C I World Real Estate Investment Trusts U S D Spliced Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[10],[12]		(0.61%)		(5.99%)					(0.89%)
WisdomTree New Economy Real Estate Fund | Msci World Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[10]		18.67%		11.17%					9.95%
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[10]		(3.44%)		(8.39%)					(0.51%)
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]		(4.37%)		(9.28%)					(2.01%)
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]		(1.94%)		(6.23%)					(0.67%)
WisdomTree Emerging Markets High Dividend Fund | Wisdomtree Emerging Markets High Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.13%		4.75%					5.68%
WisdomTree Emerging Markets High Dividend Fund | Msci Emerging Markets Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.51%		1.96%					2.81%
WisdomTree Emerging Markets High Dividend Fund | Msci Emerging Markets Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.50%		1.70%					3.64%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			5.22%		3.76%					4.74%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.06%		2.30%					3.56%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.06%		2.72%					3.62%
WisdomTree Emerging Markets SmallCap Dividend Fund | Msci Emerging Markets Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.50%		1.70%					3.64%
WisdomTree Emerging Markets SmallCap Dividend Fund | Wisdomtree Emerging Markets Smallcap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.53%		6.27%					6.34%
WisdomTree Emerging Markets SmallCap Dividend Fund | Msci Emerging Markets Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.79%		8.56%					5.73%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			2.13%		5.13%					5.25%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.64%		4.08%					4.28%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.12%		3.90%					4.02%
WisdomTree Emerging Markets Quality Dividend Growth Fund | Msci Emerging Markets Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[13]		7.50%		1.70%					3.64%
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[13]		4.68%		1.91%					3.04%
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]		4.47%		1.36%					2.50%
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]		3.35%		1.52%					2.41%
WisdomTree Emerging Markets Multifactor Fund | Msci Emerging Markets Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.50%		1.70%	2.62%
Performance Inception Date		Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			9.39%		5.60%	3.56%
Performance Inception Date		Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.23%		5.38%	3.28%
Performance Inception Date		Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.98%		4.64%	2.97%
Performance Inception Date		Aug. 10, 2018
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Msci Emerging Markets Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.50%		1.70%					3.64%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Wisdom Tree Emerging Markets Ex State Owned Enterprises Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.84%		2.09%					4.98%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			7.46%		1.44%					4.12%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.36%		1.19%					3.83%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.94%		1.24%					3.36%
WisdomTree India Earnings Fund | Wisdom Tree India Earnings Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			14.35%		18.33%					11.14%
WisdomTree India Earnings Fund | Msci India Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.22%		12.52%					8.73%
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent			11.11%		14.87%					8.99%
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.60%		15.17%					8.99%
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.18%		12.66%					7.65%
WisdomTree China ex-State-Owned Enterprises Fund | Wisdomtree China Dividend Ex Financials China Ex State Owned Enterprises Spliced Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[14],[15]		9.98%		(4.66%)					3.13%
WisdomTree China ex-State-Owned Enterprises Fund | Msci China Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[14]		19.42%		(3.44%)					1.88%
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[14]		9.59%		(4.95%)					2.84%
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]		9.09%		(5.27%)					2.47%
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]		5.94%		(3.67%)					2.19%

[1]	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree U.S. Dividend ex-Financials Index.
[2]	The Fund's objective changed effective December 18, 2017. From June 19, 2009 through December 17, 2017, the Fund’s objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.
[3]	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree International Dividend ex-Financials Index.
[4]	The MSCI Japan Local Currency Index is the Fund’s former broad-based securities market index, which was replaced by the MSCI Japan (USD) Index in connection with the Fund’s change in investment objective.
[5]	Fund performance shown for periods prior to June 30, 2025 reflects the performance of the Fund when it sought to track the price and yield performance of its former underlying index, the WisdomTree Japan Hedged SmallCap Equity Index.
[6]	Performance reflects that of the MSCI Japan Small Cap Local Currency Index through June 30, 2025; MSCI Japan Local Currency Index’s returns will be shown thereafter.
[7]	Fund performance shown for periods prior to May 30, 2025 reflects the performance of the Fund when it sought to track the price and yield performance of its former underlying index, the WisdomTree Europe Hedged SmallCap Equity Index.
[8]	The MSCI EMU Local Currency Index is the Fund’s former broad-based securities market index, which was replaced by the MSCI Europe (USD) Index in connection with the Fund’s change in investment objective.
[9]	Performance reflects that of the MSCI EMU Small Cap Local Currency Index through May 29, 2025; MSCI Europe Value Index’s returns will be shown thereafter.
[10]	Fund performance shown for the period from April 20, 2022 through December 31, 2024 reflects the performance of the Fund when it sought to track the price and yield performance of its former underlying index, the CenterSquare New Economy Real Estate Index. Fund performance shown for periods prior to April 20, 2022, reflects the performance of the Fund when it sought to track the price and yield performance of a prior underlying index, the WisdomTree Global ex-U.S. Real Estate Index.
[11]	The WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index represents the performance of the WisdomTree Global ex-U.S. Real Estate Index through April 20, 2022 and the CenterSquare New Economy Real Estate Index thereafter.
[12]	The Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index represents the performance of the Dow Jones Global ex-U.S. Select Real Estate Securities Index through April 20, 2022 and the MSCI World Real Estate Investment Trust USD Index thereafter.
[13]	The Fund’s objective changed effective October 19, 2018. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.
[14]	The Fund’s objective changed effective July 1, 2015. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index. As of July 1, 2015, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index.
[15]	Reflects performance of the WisdomTree China Dividend ex-Financials Index prior to July 1, 2015; and the WisdomTree China ex-State-Owned Enterprises Index thereafter.